Concentration of Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Item	Dec. 31, 2013 Item
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	26
Product Concentration Risk | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue	39.00%	30.00%
Number of charterers	4	3
Product Concentration Risk | One Time Charter | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue	11.00%	11.00%
Product Concentration Risk | Two Time Charter | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue	10.00%	10.00%
Product Concentration Risk | Three Time Charter | Sales Revenue, Net
Concentration Risk [Line Items]
Percentage of operating revenue	9.00%	9.00%
Time Charter
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	20
Time Charter | One Year
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	15
Time Charter | One To Two Years
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	3
Time Charter | Nine Year Term
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	2